Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of operations - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Loss from operations	$ (683)	$ (899,990)		$ (1,804,247)	$ (306,904)
Other income (expense):
Warrant issuance transaction costs					(889,980)
Change in fair value of derivative warrant liabilities		(27,000)		8,946,000	(16,260,669)
Loss before provision for income taxes	683	918,671		(7,215,551)	17,375,434
Net income (loss)	$ (683)	$ (918,671)		$ 7,215,551	$ (17,375,434)
Weighted average shares outstanding of Class A common stock (in Shares)
Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)		34,500,000		34,500,000	34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)		$ 0.00		$ 0.00	$ 0
Class B Common Stock
Other income (expense):
Change in fair value of derivative warrant liabilities				$ (8,946,000)
Net income (loss)		$ 918,671		$ 7,205,357
Weighted average shares outstanding of Class A common stock (in Shares)	7,500,000	8,625,000		8,625,000	8,030,048
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)		$ (0.10)		$ 0.84	$ (2.16)
As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Loss from operations			$ (78,788)		$ (306,904)
Other income (expense):
Interest earned on Trust Account			1,764		82,119
Total other income (expense)			1,764		82,119
Loss before provision for income taxes			(77,024)		(224,785)
Net income (loss)			$ (77,024)		$ (224,785)
As Previously Reported | Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)			34,500,000		34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)
As Previously Reported | Class B Common Stock
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)			8,625,000		8,030,048
Net loss per share of common stock, Class B - basic and diluted (in Dollars per share)			$ (0.01)		$ (0.03)
Restatement Adjustment
Other income (expense):
Warrant issuance transaction costs			$ (889,980)		$ (889,980)
Change in fair value of derivative warrant liabilities			(4,517,335)		(16,260,669)
Total other income (expense)			(5,407,315)		(17,150,649)
Loss before provision for income taxes			(5,407,315)		(17,150,649)
Net income (loss)			$ (5,407,315)		$ (17,150,649)
Restatement Adjustment | Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)
Restatement Adjustment | Class B Common Stock
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)
As Restated
Condensed Financial Statements, Captions [Line Items]
Loss from operations			$ (78,788)		$ (306,904)
Other income (expense):
Warrant issuance transaction costs			(889,980)		(889,980)
Change in fair value of derivative warrant liabilities			(4,517,335)		(16,260,669)
Interest earned on Trust Account			1,764		82,119
Total other income (expense)			(5,405,551)		(17,068,530)
Loss before provision for income taxes			(5,484,339)		(17,375,434)
Net income (loss)			$ (5,484,339)		$ (17,375,434)
As Restated | Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)			34,500,000		34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)
As Restated | Class B Common Stock
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)			8,625,000		8,030,048
Net loss per share of common stock, Class B - basic and diluted (in Dollars per share)			$ (0.64)		$ (2.16)